Note 21 - Leases (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Lease, Cost [Table Text Block]
	Year Ended December 31,
(in thousands)	2024	2023

Operating lease cost	$514	$536
Variable lease cost	13	13
Sublease income	(44)	(44)
Total lease cost	$483	$505

Other Information
Operating cash flows used for operating leases	$436	$559
Weighted average remaining lease term (in years)	2.2	3.2
Weighted average incremental borrowing rate	7.07%	7.07%

Lessee, Operating Lease, Liability, to be Paid, Maturity [Table Text Block]
(in thousands)	December 31, 2024

2025	$570
2026	581
2027	97
Total lease payments	1,248
Less imputed interest	(87)
Total operating lease liabilities	$1,161